UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New Jersey
Municipal Income Fund

February 28, 2006

NJT-QTLY-0406

1.814102.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.5%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$400,000	$431,908
New Jersey - 81.5%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.):
7.375% 7/1/10 (Escrowed to Maturity) (c)	655,000	709,208
7.4% 7/1/16 (Escrowed to Maturity) (c)	3,510,000	4,338,711
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (FGIC Insured)	2,750,000	2,941,180
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,589,324
Burlington County Bridge Commission Lease Rev. (Govt. Leasing Prog.):
5.25% 8/15/16	1,100,000	1,191,113
5.25% 8/15/17	1,000,000	1,078,080
5.25% 8/15/19	1,000,000	1,081,050
Camden County Impt. Auth. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B, 5.25% 2/15/11	2,075,000	2,162,005
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21 (MBIA Insured)	1,350,000	1,760,616
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,744,864
Egg Hbr. Township School District:
5.5% 7/15/17 (FSA Insured)	1,970,000	2,260,989
5.5% 7/15/18 (FSA Insured)	1,685,000	1,947,439
Essex County Impt. Auth. (County Correctional Facility Proj.) 5.25% 10/1/18 (MBIA Insured)	1,000,000	1,092,170
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,759,795
Garden State Preservation Trust Open Space & Farmland Preservation:
Series A, 5.25% 11/1/19 (Pre-Refunded to 11/1/13 @ 100) (c)	7,900,000	8,709,987
Series B:
6.375% 11/1/13 (MBIA Insured)	4,000,000	4,678,800
6.375% 11/1/15 (MBIA Insured)	6,630,000	7,934,055
6.375% 11/1/16 (MBIA Insured)	3,490,000	4,216,967
Hudson County Ctfs. of Prtn.:
6% 6/1/11 (MBIA Insured)	2,685,000	2,963,300
6.25% 6/1/14 (MBIA Insured)	3,210,000	3,710,311
6.25% 6/1/15 (MBIA Insured)	2,420,000	2,824,939
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,791,463
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn.: - continued
6.25% 6/1/16 (MBIA Insured)	$1,610,000	$1,895,598
Jersey City Gen. Oblig.:
Series 2005 C, 5% 9/1/18 (MBIA Insured)	4,000,000	4,293,800
Series B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,389,000
Lenape Reg'l. High School District:
7.625% 1/1/13 (MBIA Insured)	675,000	834,894
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,262,240
Manalapan-Englishtown Reg'l. Board of Ed. 5.75% 12/1/22 (FGIC Insured)	1,340,000	1,620,435
Middlesex County Ctfs. of Prtn. 5.5% 8/1/17 (MBIA Insured)	1,000,000	1,077,840
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.):
5.25% 9/15/16	1,360,000	1,493,715
5.25% 9/15/17	2,000,000	2,180,200
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	2,065,226
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,189,955
Monroe Township Muni. Util. Auth. Middlesex County Rev. 5.25% 2/1/12 (Pre-Refunded to 2/1/11 @ 100) (c)	1,130,000	1,217,959
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (MBIA Insured)	1,285,000	1,387,761
Morristown Gen. Oblig.:
6.5% 8/1/17 (FSA Insured)	1,225,000	1,504,594
6.5% 8/1/19 (FSA Insured)	630,000	786,253
New Jersey Bldg. Auth. Bldg. Rev. 5.75% 6/15/09	1,185,000	1,241,074
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Seeing Eye, Inc. Proj.) 6.2% 12/1/24 (Pre-Refunded to 12/1/09 @ 102) (c)	2,000,000	2,218,480
New Jersey Econ. Dev. Auth. Rev.:
Series 2004 A, 5.25% 7/1/31 (MBIA Insured)	5,000,000	5,369,050
Series 2005 K:
5.25% 12/15/15 (FGIC Insured)	6,000,000	6,673,860
5.5% 12/15/19 (AMBAC Insured)	14,000,000	16,191,420
Series 2005 O:
5.125% 3/1/28	3,000,000	3,173,820
5.25% 3/1/26 (a)	9,000,000	9,632,160
Series 2005 P:
5.125% 9/1/28	4,000,000	4,232,640
5.25% 9/1/26	8,000,000	8,632,640
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series F, 5.25% 6/15/19 (Pre-Refunded to 6/15/13 @ 100) (c)	$1,500,000	$1,647,165
Series I, 5.25% 9/1/28 (Pre-Refunded to 9/1/14 @ 100) (c)	2,000,000	2,214,980
Series N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,908,500
Series O:
5.25% 3/1/21 (MBIA Insured)	3,000,000	3,276,210
5.25% 3/1/22	10,000,000	10,779,800
5.25% 3/1/25	3,000,000	3,213,030
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (b)	7,700,000	7,878,794
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (b)	3,750,000	3,905,288
Series A, 5.25% 7/1/38 (FGIC Insured) (b)	3,270,000	3,382,161
(Middlesex Wtr. Co. Proj.) 5.35% 2/1/38 (MBIA Insured) (b)	1,000,000	1,034,840
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A:
5.25% 3/1/09	4,855,000	5,079,058
5.25% 3/1/10	4,855,000	5,152,417
5.25% 3/1/11	4,605,000	4,921,271
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375% 7/1/16 (FGIC Insured)	2,000,000	2,179,100
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,595,000	1,778,329
(Montclair State Univ. Proj.) Series L, 5.125% 7/1/20 (MBIA Insured)	2,145,000	2,322,263
(Ramapo College Proj.) Series E, 5% 7/1/34 (FGIC Insured)	1,500,000	1,577,055
(Saint Peters College Proj.) Series B, 5.375% 7/1/12	1,450,000	1,460,455
New Jersey Envir. Infrastructure Trust Series A:
5.5% 9/1/10	1,675,000	1,793,975
5.5% 9/1/11	2,830,000	3,027,166
5.5% 9/1/12	2,980,000	3,183,564
New Jersey Gen. Oblig.:
Series 1996 E, 6% 7/15/09	1,500,000	1,616,070
Series 2005 N:
5.5% 7/15/16 (AMBAC Insured)	1,900,000	2,160,566
5.5% 7/15/17 (FGIC Insured)	1,000,000	1,144,740
4.5% 4/1/18 (AMBAC Insured)	1,500,000	1,561,815
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series A, 6% 7/1/11 (AMBAC Insured)	$3,500,000	$3,876,915
(Atlantic City Med. Ctr. Proj.) 5.75% 7/1/25	3,000,000	3,187,320
(Burdette Tomlin Memorial Hosp. Proj.) Series D, 6.25% 7/1/06 (FGIC Insured)	1,710,000	1,712,736
(Kennedy Health Sys. Proj.) Series B:
5.75% 7/1/07 (MBIA Insured)	1,930,000	1,984,735
5.75% 7/1/08 (MBIA Insured)	1,135,000	1,191,807
(Saint Josephs Hosp. & Med. Ctr. Proj.) Series A, 5.75% 7/1/16 (Connie Lee Hldgs., Inc. Insured)	1,000,000	1,026,550
(Saint Peters Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,500,000	1,647,210
5.375% 11/15/33	2,040,000	2,145,733
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev. (Sr. Parkway Proj.):
6% 1/1/19 (Escrowed to Maturity) (c)	5,385,000	6,404,273
6.2% 1/1/10 (Escrowed to Maturity) (c)	6,225,000	6,667,784
New Jersey Sports & Exposition Auth. Contract Rev. Series A:
5.25% 3/1/11 (Escrowed to Maturity) (c)	15,000	16,165
5.25% 3/1/11 (MBIA Insured)	1,345,000	1,448,807
6% 3/1/14 (MBIA Insured)	4,220,000	4,606,805
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2005 C:
6.5% 1/1/16	555,000	645,665
6.5% 1/1/16 (Escrowed to Maturity) (c)	185,000	216,752
Series A, 5% 1/1/25 (FSA Insured)	3,000,000	3,189,000
Series C:
6.5% 1/1/16 (Escrowed to Maturity) (c)	2,715,000	3,190,994
6.5% 1/1/16 (Escrowed to Maturity) (c)	2,000,000	2,350,640
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 5.5% 6/15/12	7,510,000	8,199,643
Series 2005 C, 5.25% 6/15/20 (FGIC Insured)	10,000,000	10,944,500
Series 2005 D, 5% 6/15/20	4,000,000	4,253,160
Series A:
5.25% 12/15/11 (MBIA Insured)	4,205,000	4,539,045
5.75% 6/15/15 (MBIA Insured)	3,000,000	3,426,090
Series B:
5.25% 12/15/16 (MBIA Insured)	9,830,000	10,841,310
5.25% 12/15/22 (AMBAC Insured)	3,000,000	3,388,110
5.5% 12/15/15 (MBIA Insured)	11,000,000	12,409,870
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series B:
5.5% 12/15/16 (MBIA Insured)	$5,000,000	$5,670,150
5.5% 12/15/20 (FGIC Insured)	15,235,000	17,489,625
Series C:
5.25% 6/15/18 (FGIC Insured)	10,000,000	10,952,700
5.5% 12/15/10 (FSA Insured)	3,000,000	3,242,760
5.5% 12/15/13 (FSA Insured)	11,055,000	12,271,050
5.75% 12/15/12 (FSA Insured)	5,000,000	5,596,900
New Jersey Transit Corp. Ctfs. of Prtn. Series A:
5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,635,247
6% 9/15/13 (Pre-Refunded to 9/15/09 @ 100) (c)	3,000,000	3,240,990
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) 5.375% 11/1/12 (MBIA Insured) (b)	2,465,000	2,601,241
Newark Gen. Oblig.:
5.3% 9/1/16 (MBIA Insured)	3,500,000	3,565,870
5.375% 12/15/13 (MBIA Insured)	2,840,000	3,110,425
Newark Port Auth. Hsg. Auth. (City of Newark Redev. Proj.):
5% 1/1/34 (MBIA Insured)	5,000,000	5,243,800
5.5% 1/1/27 (MBIA Insured)	2,500,000	2,765,675
North Bergen Township Muni. Utils. Auth. Swr. Rev.:
5.25% 12/15/16 (MBIA Insured)	2,800,000	3,067,232
5.25% 12/15/17 (MBIA Insured)	1,000,000	1,093,330
North Hudson Swr. Auth. Swr. Rev. Series A:
0% 8/1/24 (MBIA Insured)	2,000,000	870,420
5.25% 8/1/17 (FGIC Insured)	3,000,000	3,254,220
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001:
5.25% 1/1/15	4,540,000	4,922,949
5.25% 1/1/16	2,400,000	2,598,528
Plainfield Board of Ed. 5% 8/1/20 (FSA Insured)	1,500,000	1,550,235
Rutgers State Univ. Rev. (State Univ. of New Jersey Proj.) Series A, 6.4% 5/1/13	2,000,000	2,230,300
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5% 1/1/14 (MBIA Insured)	1,145,000	1,205,536
Tobacco Settlement Fing. Corp.:
6.125% 6/1/24	3,010,000	3,264,827
6.375% 6/1/32	7,215,000	7,912,258
6.75% 6/1/39	750,000	837,593
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,630,960
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	$1,800,000	$2,003,076
5.5% 12/1/27 (AMBAC Insured)	4,000,000	4,436,120
Univ. of Medicine & Dentistry of New Jersey Ctfs. of Prtn. 5% 6/15/29 (MBIA Insured)	1,000,000	1,053,990
		460,079,218
New Jersey/Pennsylvania - 1.6%
Delaware River Joint Toll Bridge Commission Bridge Rev.:
5.25% 7/1/17	1,300,000	1,402,258
5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (c)	1,700,000	1,861,976
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,151,780
Series 1999:
5.75% 1/1/15 (FSA Insured)	2,000,000	2,156,080
6% 1/1/18 (FSA Insured)	1,300,000	1,414,920
		8,987,014
New York & New Jersey - 9.2%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (FGIC Insured) (b)	5,220,000	5,431,828
120th Series, 5.75% 10/15/13 (MBIA Insured) (b)	3,000,000	3,121,860
124th Series, 5% 8/1/13 (FGIC Insured) (b)	3,000,000	3,100,380
126th Series:
5.25% 5/15/37 (FGIC Insured) (b)	12,000,000	12,759,960
5.5% 11/15/11 (FGIC Insured) (b)	1,495,000	1,624,063
127th Series, 5.5% 12/15/13 (AMBAC Insured) (b)	8,600,000	9,312,166
128th Series:
5% 11/1/18 (FSA Insured)	3,000,000	3,220,470
5% 11/1/19 (FSA Insured)	2,800,000	2,998,940
5% 11/1/22 (FSA Insured)	2,190,000	2,333,664
134th Series, 5% 1/15/39	4,500,000	4,712,670
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (b)	3,000,000	3,425,490
		52,041,491
Puerto Rico - 6.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,100,000	2,360,463
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/16 (FSA Insured)	$2,525,000	$2,884,080
5.75% 7/1/19 (FGIC Insured)	3,000,000	3,352,620
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (c)	4,345,000	4,706,591
5.5% 10/1/40 (Escrowed to Maturity) (c)	8,785,000	9,477,434
Series C, 5.5% 7/1/18 (AMBAC Insured)	2,000,000	2,302,240
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (MBIA Insured)	5,000,000	5,698,350
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,943,695
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,147,960
Puerto Rico Hsg. Fin. Corp. Rev. (Multi-family Mtg. Prog.) Series AI, 7.5% 4/1/22, LOC Puerto Rico Govt. Dev. Bank	495,000	495,054
		34,368,487
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $538,917,603)	555,908,118
NET OTHER ASSETS - 1.5%	8,663,592
NET ASSETS - 100%	$564,571,710
Legend
(a)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b)Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $538,853,815. Net unrealized appreciation aggregated $17,054,303, of which $17,978,117 related to appreciated investment securities and $923,814 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Connecticut
Municipal Income Fund

February 28, 2006

CTF-QTLY-0406

1.814091.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.2%
	Principal Amount	Value
Connecticut - 83.2%
Branford Gen. Oblig.:
5.25% 5/15/13 (MBIA Insured)	$500,000	$543,600
7% 6/15/08 (FGIC Insured)	500,000	539,190
7% 6/15/09 (FGIC Insured)	500,000	554,945
Bridgeport Gen. Oblig.:
Series 2001 C:
5.375% 8/15/12 (Pre-Refunded to 8/15/11 @ 100) (d)	3,290,000	3,571,492
5.375% 8/15/14 (Pre-Refunded to 8/15/11 @ 100) (d)	2,305,000	2,502,216
5.375% 8/15/15 (Pre-Refunded to 8/15/11 @ 100) (d)	1,070,000	1,161,549
5.375% 8/15/16 (Pre-Refunded to 8/15/11 @ 100) (d)	2,000,000	2,171,120
Series 2002 A, 5.375% 8/15/19 (FGIC Insured)	3,000,000	3,271,560
Series A:
5.25% 8/15/16 (MBIA Insured)	1,320,000	1,451,195
6% 7/15/11 (Pre-Refunded to 7/15/10 @ 101) (d)	1,700,000	1,883,787
6% 7/15/12 (Pre-Refunded to 7/15/10 @ 101) (d)	5,830,000	6,460,281
6.125% 7/15/15 (Pre-Refunded to 7/15/10 @ 101) (d)	6,235,000	6,940,366
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,845,356
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (c)	5,750,000	5,942,108
5.25% 10/1/09 (FGIC Insured) (c)	2,100,000	2,201,619
5.25% 10/1/10 (FGIC Insured) (c)	3,390,000	3,590,281
5.25% 10/1/11 (FGIC Insured) (c)	4,150,000	4,421,867
5.25% 10/1/12 (FGIC Insured) (c)	4,075,000	4,344,032
Connecticut Clean Wtr. Fund Rev. 6% 10/1/12	6,000,000	6,676,260
Connecticut Dev. Auth. Rev. (Hartford Civic Ctr. Proj.) Series A, 6% 11/15/09	1,525,000	1,654,488
Connecticut Dev. Auth. Wtr. Facilities Rev. (Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (c)	3,000,000	3,129,960
Connecticut Gen. Oblig.:
Series 2000 B, 5.5% 6/15/19 (Pre-Refunded to 6/15/10 @ 100) (d)	2,185,000	2,346,515
Series 2001 D:
5.125% 11/15/15 (Pre-Refunded to 11/15/11 @ 100) (d)	3,215,000	3,451,753
5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (d)	5,995,000	6,436,472
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2002 D, 5.375% 11/15/21	$5,000,000	$5,480,250
Series 2003 E, 5.25% 8/15/17 (FGIC Insured)	3,295,000	3,593,461
Series 2004 A, 5% 3/1/15 (MBIA Insured)	5,000,000	5,417,500
Series B:
5% 6/1/15 (MBIA Insured)	7,500,000	8,125,950
5.25% 6/1/18 (AMBAC Insured)	3,150,000	3,547,593
5.375% 6/15/13 (Pre-Refunded to 6/15/11 @ 100) (d)	6,325,000	6,835,111
5.375% 6/15/14 (Pre-Refunded to 6/15/11 @ 100) (d)	3,730,000	4,030,825
5.375% 6/15/18 (Pre-Refunded to 6/15/11 @ 100) (d)	8,840,000	9,552,946
5.5% 11/1/17 (Pre-Refunded to 11/1/09 @ 101) (d)	1,500,000	1,612,170
5.75% 11/1/10 (Pre-Refunded to 11/1/09 @ 101) (d)	1,000,000	1,083,290
5.75% 6/15/12 (Pre-Refunded to 6/15/10 @ 100) (d)	1,500,000	1,631,835
Series D:
5.375% 11/15/16 (Pre-Refunded to 11/15/12 @ 100) (d)	6,800,000	7,465,788
5.375% 11/15/18 (Pre-Refunded to 11/15/12 @ 100) (d)	5,000,000	5,489,550
5.375% 11/15/20	2,435,000	2,674,945
Series E, 6% 3/15/12 (Escrowed to Maturity) (d)	35,000	39,377
Connecticut Gen. Oblig. Rev. (Revolving Fund Ln. Prog.) Series 2003 A, 5% 10/1/17	2,000,000	2,147,140
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	4,998,579
(Eastern Connecticut Health Network Proj.) 5.125% 7/1/30	1,500,000	1,562,550
(Greenwich Hosp. Proj.) Series A, 5.8% 7/1/26 (MBIA Insured)	6,230,000	6,397,026
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	2,425,000	2,522,728
5.2% 8/1/38	4,190,000	4,329,695
(Loomis Chaffee School Proj.):
Series E, 5% 7/1/25	1,000,000	1,048,520
5.5% 7/1/26 (MBIA Insured)	610,000	619,919
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (d)	3,075,000	3,749,471
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24 (AMBAC Insured)	$1,940,000	$1,958,061
(Sacred Heart Univ. Proj.) Series C, 6% 7/1/06 (Escrowed to Maturity) (d)	190,000	191,579
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	4,468,689
6.5% 7/1/11 (AMBAC Insured)	3,280,000	3,730,377
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,664,406
(Veterans Memorial Med. Ctr. Proj.) Series A, 5.5% 7/1/26 (MBIA Insured)	3,770,000	3,867,417
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27 (a)	13,000,000	13,599,300
Series X1, 5% 7/1/42	13,515,000	14,112,093
5.25% 7/1/30 (AMBAC Insured)	1,950,000	2,250,261
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series A, 5.5% 11/15/09 (c)	375,000	374,719
Connecticut Resource Recovery Auth. Resource Recovery Rev.:
(Bridgeport Resco Co. LP Proj.) 5.5% 1/1/08 (MBIA Insured)	1,000,000	1,035,780
(Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (c)	3,000,000	3,110,790
5.5% 11/15/09 (MBIA Insured) (c)	5,500,000	5,764,000
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.):
Series A:
5% 7/1/15 (MBIA Insured)	5,000,000	5,483,750
5% 7/1/18 (AMBAC Insured)	2,000,000	2,165,660
5% 7/1/23 (AMBAC Insured)	3,260,000	3,477,540
5.375% 7/1/15 (Pre-Refunded to 7/1/12 @ 100) (d)	3,785,000	4,148,511
5.375% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (d)	2,000,000	2,192,080
7.125% 6/1/10	3,550,000	3,922,999
Series B:
5% 1/1/15 (FGIC Insured)	8,910,000	9,652,738
5.25% 7/1/16 (AMBAC Insured)	4,625,000	5,176,439
6.125% 9/1/12	7,115,000	7,928,316
6.5% 10/1/10	3,400,000	3,800,418
6.5% 10/1/12	7,100,000	8,201,707
Fairfield Gen. Oblig. 5% 1/1/14	1,835,000	2,000,957
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev. Series A, 5% 8/15/35 (MBIA Insured)	$1,000,000	$1,057,420
Hartford Gen. Oblig.:
Series 2005 D:
5% 9/1/19 (MBIA Insured)	1,700,000	1,829,030
5% 9/1/22 (MBIA Insured)	1,700,000	1,817,946
Series A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,485,802
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (c)	1,335,000	1,403,138
5% 6/15/17 (AMBAC Insured) (c)	775,000	814,556
Naugatuck Gen. Oblig.:
5.875% 2/15/21 (AMBAC Insured)	3,330,000	3,700,163
7.4% 9/1/08 (MBIA Insured)	370,000	405,017
New Britain Gen. Oblig.:
Series B, 6% 3/1/12 (MBIA Insured)	2,000,000	2,188,100
6% 2/1/12 (MBIA Insured)	400,000	450,920
New Haven Air Rights Parking Facility Rev. 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,272,017
New Haven Gen. Oblig.:
Series C:
5.125% 11/1/16 (Escrowed to Maturity) (d)	30,000	33,317
5.125% 11/1/16 (MBIA Insured)	3,470,000	3,773,694
5% 2/1/14 (MBIA Insured)	2,080,000	2,262,437
5% 2/1/15 (MBIA Insured)	1,705,000	1,863,770
5% 2/1/20 (MBIA Insured)	1,925,000	2,068,047
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100) (d)	505,000	550,829
New Milford Gen. Oblig.:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,120,038
5% 1/15/16 (AMBAC Insured)	1,025,000	1,124,487
5% 1/15/17 (AMBAC Insured)	1,025,000	1,127,869
North Thompsonville Fire District #10 6.75% 6/1/08 (MBIA Insured)	190,000	203,629
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 18B1, 5% 8/1/28 (MBIA Insured)	4,655,000	4,936,721
Stamford Gen. Oblig.:
5.25% 7/15/12	2,810,000	2,929,734
5.25% 7/15/14	6,565,000	7,206,729
5.25% 7/15/15	3,000,000	3,287,190
5.25% 2/1/21 (Pre-Refunded to 2/1/14 @ 100) (d)	1,045,000	1,152,917
5.25% 2/1/24 (Pre-Refunded to 2/1/14 @ 100) (d)	1,070,000	1,180,499
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Stamford Gen. Oblig.: - continued
5.5% 7/15/13	$2,675,000	$2,955,367
5.5% 7/15/14	1,250,000	1,378,763
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) 4.75%, tender 12/1/08 (b)(c)	6,000,000	6,071,940
Stratford Gen. Oblig. 7% 6/15/08 (FGIC Insured)	500,000	539,190
Trumbull Gen. Oblig. 5% 1/15/17 (AMBAC Insured)	1,100,000	1,180,476
Univ. of Connecticut Series A:
5% 1/15/17 (MBIA Insured)	2,000,000	2,154,740
5.375% 4/1/19	2,230,000	2,430,299
Watertown Gen. Oblig. 5% 8/1/18 (MBIA Insured)	1,060,000	1,154,192
West Hartford Gen. Oblig. Series A:
5% 1/15/14	1,135,000	1,238,103
5% 1/15/15	1,135,000	1,237,729
5% 1/15/16	1,135,000	1,231,781
West Haven Gen. Oblig. 5% 7/1/15 (MBIA Insured)	2,480,000	2,719,940
		362,865,354
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	400,000	422,664
Puerto Rico - 12.9%
Puerto Rico Commonwealth Gen. Oblig.:
Series A, 5.5% 7/1/18 (MBIA Insured)	1,820,000	2,098,897
Series B, 5.5% 7/1/12 (FGIC Insured)	3,500,000	3,873,135
5.75% 7/1/26 (Pre-Refunded to 7/1/10 @ 100) (d)	3,700,000	4,020,605
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	2,950,000	3,128,151
Series Y, 5.5% 7/1/36 (FSA Insured)	1,500,000	1,686,045
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	3,640,000	3,942,921
5.5% 10/1/40 (Escrowed to Maturity) (d)	5,645,000	6,089,939
Series C, 5.5% 7/1/17 (AMBAC Insured)	6,000,000	6,889,740
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series HH, 5.25% 7/1/29 (FSA Insured)	13,235,000	14,215,704
Series JJ, 5.25% 7/1/15 (MBIA Insured)	5,000,000	5,577,150
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,437,332
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.: - continued
Series QQ:
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	$800,000	$918,368
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,252,600
		56,130,587
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $405,139,207)	419,418,605
NET OTHER ASSETS - 3.8%	16,347,940
NET ASSETS - 100%	$435,766,545
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Treasury Contracts
20 U.S. Treasury 10-Year Bond Contracts	March 2006	$2,160,000	$(706)
The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a)Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $62,766.
(b)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c)Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $405,050,703. Net unrealized appreciation aggregated $14,367,902, of which $15,094,122 related to appreciated investment securities and $726,220 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Florida
Municipal Income Fund

February 28, 2006

SFL-QTLY-0406

1.814101.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value
Florida - 95.7%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.):
6% 11/15/09 (Escrowed to Maturity) (d)	$1,225,000	$1,284,694
6.05% 11/15/16 (Escrowed to Maturity) (d)	6,230,000	7,096,531
Brevard County School Board Ctfs. of Prtn. Series B, 5% 7/1/14 (FGIC Insured)	1,000,000	1,076,050
Broward County Arpt. Sys. Rev.:
Series 1, 5.75% 10/1/12 (AMBAC Insured) (c)	1,210,000	1,329,040
Series 1998 H1, 5.25% 10/1/11 (AMBAC Insured) (c)	1,505,000	1,573,222
Series J1, 5.75% 10/1/18 (AMBAC Insured) (c)	2,755,000	3,005,788
Broward County Gen. Oblig. Series 2001 A, 5.25% 1/1/21	3,500,000	3,755,745
Broward County Resource Recovery Rev. (Wheelabrator South Broward, Inc. Proj.) Series A, 5% 12/1/06	3,050,000	3,083,855
Broward County School Board Ctfs. of Prtn.:
5.25% 7/1/15 (MBIA Insured)	1,750,000	1,902,705
5.25% 7/1/16 (MBIA Insured)	6,060,000	6,568,737
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	2,275,000	2,473,039
5.5% 10/1/12 (MBIA Insured)	1,460,000	1,597,882
5.5% 10/1/13 (MBIA Insured)	1,265,000	1,377,522
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (MBIA Insured)	2,765,000	2,878,254
Clearwater Impt. Rev. Series 2001, 5.25% 2/1/22 (FSA Insured)	2,200,000	2,358,884
Clearwater Rev. 5.375% 3/1/31 (MBIA Insured)	1,250,000	1,463,088
Collier County School Board Ctfs. of Prtn. (School Board of Collier County Master Lease Prog.) 5.375% 2/15/19 (Pre-Refunded to 2/15/12 @ 100) (d)	2,000,000	2,186,340
Dade County Aviation Rev.:
(Miami Int'l. Arpt. Proj.) Series A, 6% 10/1/08 (FSA Insured) (c)	6,675,000	7,040,523
Series C, 5.5% 10/1/11 (MBIA Insured)	5,200,000	5,364,996
Dade County Resource Recovery Facilities Rev. 5.5% 10/1/09 (AMBAC Insured) (c)	5,000,000	5,148,450
Dade County Wtr. & Swr. Sys. Rev. 5.25% 10/1/21 (FGIC Insured)	3,495,000	3,619,422
Daytona Beach Util. Sys. Rev. Series D, 5.25% 11/15/17 (FSA Insured)	1,825,000	2,001,605
De Soto County Cap. Impt. Rev.:
5.25% 10/1/21 (MBIA Insured)	1,640,000	1,780,040
5.25% 10/1/22 (MBIA Insured)	1,725,000	1,862,552
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Escambia County Health Facilities Auth. Health Facilities Rev. (Baptist Hosp. & Baptist Manor Proj.) 5% 10/1/07	$1,260,000	$1,277,879
Escambia County Utils. Auth. Util. Sys. Rev. Series B, 6.25% 1/1/15 (FGIC Insured)	3,050,000	3,564,139
Flagler County School Board Ctfs. Series A, 5% 8/1/15 (FSA Insured)	2,005,000	2,165,781
Florida Board of Ed. Cap. Outlay:
Series 2001 F, 5% 6/1/32 (MBIA Insured)	5,030,000	5,278,784
Series B:
5% 6/1/33	5,450,000	5,715,960
5.375% 6/1/17	5,000,000	5,458,350
5.5% 6/1/16 (FGIC Insured)	2,825,000	3,118,518
Florida Board of Ed. Lottery Rev.:
Series 2002 A, 5.375% 7/1/15 (FGIC Insured)	5,360,000	5,891,873
Series A, 5.375% 7/1/17 (FGIC Insured)	1,000,000	1,098,040
Florida Dept. of Children and Family Services Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025,000	2,166,446
5% 10/1/17	2,130,000	2,263,168
Florida Dept. of Envir. Protection Preservation Rev. Series A, 5.375% 7/1/17 (MBIA Insured)	6,000,000	6,588,240
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360,000	3,603,029
5% 7/1/18	3,320,000	3,549,478
Florida Gen. Oblig.:
(Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	1,000,000	1,049,220
5.375% 7/1/15 (MBIA Insured)	2,110,000	2,312,982
Florida Mid-Bay Bridge Auth. Rev. Series A, 6.875% 10/1/22 (Escrowed to Maturity) (d)	3,000,000	3,902,670
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) 5.5% 10/1/19 (AMBAC Insured)	2,430,000	2,663,912
Florida Wtr. Poll. Cont. Fing. Corp. Rev. 5.25% 1/15/20	1,950,000	2,144,786
Gainesville Utils. Sys. Rev. Series A, 5.2% 10/1/22	1,610,000	1,658,815
Greater Orlando Aviation Auth. Arpt. Facilities Rev. 5.75% 10/1/09 (FGIC Insured) (c)	2,500,000	2,666,725
Gulf Breeze Rev.:
Series 1985 C, 5%, tender 12/1/12 (FGIC Insured) (b)	1,825,000	1,954,119
Series 1985 E:
5%, tender 12/1/11 (FGIC Insured) (b)	1,330,000	1,418,671
5%, tender 12/1/13 (FGIC Insured) (b)	1,465,000	1,574,787
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Gulf Breeze Util. Sys. Rev. 5% 10/1/16 (AMBAC Insured)	$1,010,000	$1,094,901
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2002 B, 5% 11/15/08	2,835,000	2,931,674
Series A, 5% 11/15/15	1,000,000	1,063,140
Series B:
5% 11/15/15	1,000,000	1,063,140
5% 11/15/16	1,190,000	1,250,607
Series D, 6% 11/15/25	5,360,000	5,855,800
3.95%, tender 9/1/12 (b)	3,800,000	3,767,776
5%, tender 11/16/09 (b)	2,000,000	2,075,760
Hillsborough County Aviation Auth. Rev. (Tampa Int'l. Arpt. Proj.) Series B, 6% 10/1/17 (FGIC Insured)	5,880,000	6,919,231
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series A:
5% 10/1/07	1,300,000	1,324,232
5% 10/1/08	1,000,000	1,030,910
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 1999 A, 5.625% 8/15/19	5,000,000	5,157,300
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.):
4%, tender 8/1/07 (b)	2,030,000	2,027,463
4.25%, tender 8/1/07 (b)(c)	2,110,000	2,114,515
5.1% 10/1/13	3,005,000	3,125,651
Hillsborough County School Board Ctfs. of Prtn. (Master Lease Prog.) Series A, 5.25% 7/1/22 (MBIA Insured)	4,905,000	5,114,493
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (MBIA Insured)	5,870,000	6,323,927
Series C, 5.5% 11/15/36 (MBIA Insured)	12,250,000	13,197,286
Jacksonville Excise Tax Rev. Series B:
5.5% 10/1/10 (FGIC Insured) (c)	1,540,000	1,642,887
5.5% 10/1/11 (FGIC Insured) (c)	2,730,000	2,907,668
Jacksonville Health Facilities Auth. Hosp. Rev. (Charity Obligated Group Proj.) Series A, 5.25% 8/15/08 (MBIA Insured)	3,720,000	3,843,355
Jacksonville Sales Tax Rev. 5.25% 10/1/19 (MBIA Insured)	1,500,000	1,632,735
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	8,000,000	8,307,200
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Jupiter Wtr. Rev.:
5.375% 10/1/16 (AMBAC Insured)	$1,040,000	$1,138,311
5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,096,360
5.375% 10/1/18 (AMBAC Insured)	1,160,000	1,276,046
Kissimmee Util. Auth. Elec. Sys. Rev. 5.25% 10/1/16 (FSA Insured)	2,230,000	2,442,653
Lake County School Board Ctfs. of Prtn.:
Series B, 5% 6/1/16 (AMBAC Insured)	2,060,000	2,206,239
5.375% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (d)	1,000,000	1,096,040
Lakeland Energy Sys. Rev. 5.5% 10/1/14 (MBIA Insured)	1,000,000	1,090,990
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	3,000,000	3,314,730
Manatee County Port Auth. Port Rev. Series A:
5.25% 10/1/15 (MBIA Insured) (c)	1,035,000	1,112,863
5.25% 10/1/16 (MBIA Insured) (c)	1,090,000	1,175,271
5.25% 10/1/17 (MBIA Insured) (c)	1,145,000	1,234,573
5.25% 10/1/18 (MBIA Insured) (c)	1,205,000	1,300,713
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC Insured)	1,265,000	1,375,080
Melbourne Arpt. Rev.:
6.75% 10/1/07 (MBIA Insured) (c)	350,000	366,916
6.75% 10/1/08 (MBIA Insured) (c)	375,000	402,863
6.75% 10/1/09 (MBIA Insured) (c)	400,000	439,956
6.75% 10/1/10 (MBIA Insured) (c)	425,000	477,590
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (FGIC Insured)	5,000,000	5,248,700
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.):
Series A, 6.8% 11/15/31	2,510,000	2,748,023
5.75% 11/15/06	1,500,000	1,516,800
Miami Beach Parking Rev. 5.125% 9/1/22 (FSA Insured)	1,010,000	1,041,643
Miami Beach Stormwater Rev.:
5.375% 9/1/30 (FGIC Insured)	1,000,000	1,062,320
5.75% 9/1/13 (FGIC Insured)	1,380,000	1,516,882
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000,000	6,417,060
Miami Gen. Oblig.:
(Homeland Defense/Neighborhood Cap. Impt. Projs.) Series 2002, 5.5% 1/1/16 (MBIA Insured)	5,000,000	5,426,700
5.5% 1/1/19 (MBIA Insured)	2,370,000	2,564,553
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Aviation Rev.:
Series A, 5% 10/1/38 (CIFG North America Insured) (c)	$3,000,000	$3,089,670
Series C, 5.25% 10/1/10 (MBIA Insured) (c)	3,435,000	3,593,319
Miami-Dade County Edl. Facilities Auth. Rev.:
Series A, 5.75% 4/1/13 (AMBAC Insured)	2,500,000	2,727,675
5.75% 4/1/29 (AMBAC Insured) (a)	6,520,000	7,072,374
Miami-Dade County Expressway Auth. 6% 7/1/13 (FGIC Insured)	1,200,000	1,327,728
Miami-Dade County Gen. Oblig. (Bldg. Better Communities Prog.):
5% 7/1/33 (FGIC Insured)	5,000,000	5,270,250
5% 7/1/35 (FGIC Insured)	3,000,000	3,159,780
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Childrens Hosp. Proj.) Series A, 5.5% 8/15/11 (AMBAC Insured)	3,000,000	3,264,270
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 1, 3.5%, tender 12/1/07 (b)(c)	2,000,000	1,986,880
Miami-Dade County School Board Ctfs. of Prtn.:
Series B, 5.5%, tender 5/1/11 (MBIA Insured) (b)	5,300,000	5,720,926
5%, tender 5/1/11 (MBIA Insured) (b)	7,000,000	7,416,920
5.25% 10/1/16 (FGIC Insured)	5,925,000	6,494,156
5.25% 10/1/17 (FGIC Insured)	1,000,000	1,096,820
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (FGIC Insured)	1,000,000	1,092,790
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series A, 4.2%, tender 7/1/09 (b)(c)	2,250,000	2,254,748
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.):
5.625% 11/15/32	4,000,000	4,282,400
6.375% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (d)	2,000,000	2,257,560
6.5% 11/15/30 (Pre-Refunded to 11/15/10 @ 101) (d)	2,545,000	2,886,412
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1999 D, 5.75% 10/1/11 (MBIA Insured)	4,200,000	4,537,428
Series A, 6.25% 10/1/18 (MBIA Insured)	4,500,000	5,399,820
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev. (Mtg. Backed Securities Prog.) 6.4% 10/1/14 (c)	170,000	171,875
Orange County School Board Ctfs. of Prtn. Series A:
0% 8/1/13 (MBIA Insured)	3,005,000	2,222,799
5% 8/1/16 (MBIA Insured)	2,940,000	3,175,759
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Orange County School Board Ctfs. of Prtn. Series A: - continued
5.25% 8/1/15 (AMBAC Insured)	$8,000,000	$8,698,080
5.5% 8/1/15 (MBIA Insured)	2,265,000	2,499,790
5.5% 8/1/16 (MBIA Insured)	2,175,000	2,404,397
Orlando Utils. Commission Wtr. & Elec. Rev. Subseries D, 6.75% 10/1/17 (Escrowed to Maturity) (d)	7,560,000	9,122,274
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000,000	1,093,310
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (FGIC Insured)	1,190,000	1,295,125
Palm Beach County Gen. Oblig. (Land Acquisition Proj.) Series A, 5.5% 6/1/15	1,000,000	1,084,540
Palm Beach County School Board Ctfs. of Prtn.:
Series A, 5.375% 8/1/14 (FSA Insured)	2,060,000	2,246,677
Series D, 5.25% 8/1/17 (FSA Insured)	2,025,000	2,184,631
Pasco County School Board Series A, 5% 8/1/30 (AMBAC Insured)	4,000,000	4,180,040
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
6% 4/1/08 (AMBAC Insured) (c)	2,400,000	2,495,664
6% 4/1/10 (AMBAC Insured) (c)	5,770,000	6,191,037
6% 4/1/11 (AMBAC Insured) (c)	5,900,000	6,408,934
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A, 5% 10/1/35 (FSA Insured)	5,000,000	5,272,250
Pensacola Arpt. Rev. Series A, 6.125% 10/1/18 (MBIA Insured) (c)	1,500,000	1,598,640
Pinellas County Health Facilities Auth. Rev. (Baycare Health Sys. Proj.) 5.5% 11/15/33	3,670,000	3,884,071
Plant City Util. Sys. Rev. 6% 10/1/15 (MBIA Insured)	2,200,000	2,487,518
Polk County Cap. Impt. Rev. Series 2004, 5.5%, tender 12/1/10 (FSA Insured) (b)	3,000,000	3,212,580
Polk County Pub. Facilities Rev. 5% 12/1/33 (MBIA Insured)	2,000,000	2,105,480
Port Saint Lucie Gen. Oblig. 5% 7/1/32 (MBIA Insured)	3,650,000	3,838,669
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (MBIA Insured)	3,700,000	4,032,482
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
5.5% 11/15/17 (AMBAC Insured)	1,225,000	1,362,396
5.5% 11/15/18 (AMBAC Insured)	1,000,000	1,110,900
Sarasota County Solid Waste Sys. Rev. 5% 10/1/15 (MBIA Insured)	1,000,000	1,083,030
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Seminole County Sales Tax Rev. Series B, 5.25% 10/1/31 (MBIA Insured)	$2,000,000	$2,306,580
South Broward Hosp. District Rev.:
5.6% 5/1/27 (MBIA Insured)	1,920,000	2,122,253
5.625% 5/1/32 (MBIA Insured)	2,600,000	2,865,382
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985,000	1,247,847
Tampa Rev. (Catholic Health East Proj.) Series A1:
4.7% 11/15/10 (MBIA Insured)	1,500,000	1,560,810
5.5% 11/15/08 (MBIA Insured)	500,000	523,680
5.5% 11/15/12 (MBIA Insured)	1,035,000	1,128,564
Tampa Sales Tax Rev.:
Series 2001 A:
5.375% 10/1/18 (AMBAC Insured)	2,465,000	2,703,144
5.375% 10/1/19 (AMBAC Insured)	2,650,000	2,900,399
Series A, 5.375% 10/1/15 (AMBAC Insured)	2,150,000	2,336,835
Univ. Athletic Assoc., Inc. Athletic Prog. Rev. Series 2001:
2.8%, tender 10/1/08, LOC SunTrust Banks of Florida, Inc. (b)	3,000,000	2,934,870
3%, tender 10/1/09, LOC SunTrust Banks, Inc. (b)	3,000,000	2,926,260
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/16 (FGIC Insured)	1,715,000	1,846,043
5% 10/1/17 (FGIC Insured)	1,805,000	1,932,559
5% 10/1/35 (FGIC Insured)	2,275,000	2,368,025
5.25% 10/1/34 (FGIC Insured)	2,000,000	2,142,440
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690,000	2,934,171
5.25% 7/1/16 (AMBAC Insured)	2,830,000	3,075,418
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance Ltd. Insured)	1,000,000	1,053,930
5% 10/15/12 (Radian Asset Assurance Ltd. Insured)	1,260,000	1,331,064
Walton County School Board Ctfs. of Prtn.:
5% 7/1/15 (FSA Insured)	1,625,000	1,741,236
5% 7/1/16 (FSA Insured)	1,705,000	1,830,079
5.25% 7/1/18 (FSA Insured)	1,865,000	2,055,603
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000,000	1,084,840
		487,123,768
Municipal Bonds - continued
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$525,000	$554,747
Puerto Rico - 1.3%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	2,400,000	2,697,672
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	2,890,000	3,130,506
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	900,000	1,023,867
		6,852,045
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $480,019,787)	494,530,560
NET OTHER ASSETS - 2.9%	14,751,690
NET ASSETS - 100%	$509,282,250
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
40 U.S. Treasury 10-Year Bond Contracts	March 2006	$4,320,000	$53,591
The face value of futures sold as a percentage of net assets - 0.8%
Legend
(a)Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $108,472.
(b)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c)Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	27.1%
Health Care	18.2%
Transportation	10.2%
Water & Sewer	8.4%
Special Tax	7.8%
Education	7.6%
Escrowed/Pre-Refunded	6.5%
Others* (individually less than 5%)	14.2%
100.0%
*Includes net other assets
Income Tax Information

At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $479,762,533. Net unrealized appreciation aggregated $14,768,027, of which $16,172,538 related to appreciated investment securities and $1,404,511 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	April 17, 2006